Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share
Schedule of basic earnings per share

	Year ended 31 December,
	2021	2020	2019
	$'m	$'m	$'m
(Loss)/profit attributable to equity holders	(210)	111	(40)
Weighted average number of common shares for EPS (millions)	538.8	493.8	493.8
(Loss)/earnings per share	$(0.39)	$0.22	$(0.08)